SEGMENTED REPORTING - Summary of Segment Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 9,041	$ 8,484
Purchased power	4,486	4,143
Operation, maintenance and administration	1,206	1,308
Depreciation, amortization and asset removal costs	1,111	1,066
Income before financing charges, equity income and income tax expense	2,238	1,967
Capital investments	3,366	3,063
Total assets	39,671	36,682
Total goodwill	378	373
Transmission
Segment Reporting Information [Line Items]
Total assets	23,630	21,630
Total goodwill	157	157
Transmission | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,429	2,269
Purchased power	0	0
Operation, maintenance and administration	447	475
Depreciation, amortization and asset removal costs	570	554
Income before financing charges, equity income and income tax expense	1,412	1,240
Capital investments	2,097	1,860
Distribution
Segment Reporting Information [Line Items]
Total assets	15,160	14,040
Total goodwill	216	216
Distribution | Operating Segments
Segment Reporting Information [Line Items]
Revenues	6,557	6,175
Purchased power	4,486	4,143
Operation, maintenance and administration	661	721
Depreciation, amortization and asset removal costs	529	502
Income before financing charges, equity income and income tax expense	881	809
Capital investments	1,252	1,185
Other
Segment Reporting Information [Line Items]
Total assets	881	1,012
Total goodwill	5	0
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	55	40
Purchased power	0	0
Operation, maintenance and administration	98	112
Depreciation, amortization and asset removal costs	12	10
Income before financing charges, equity income and income tax expense	(55)	(82)
Capital investments	$ 17	$ 18